Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / $ shares	Dec. 31, 2017 CNY (¥) ¥ / $ shares	Dec. 31, 2016 shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity period	The Company considers cash on hand, demand deposits with banks, and highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.
Impairment loss	¥ 0	¥ 0
Noon buying rate | ¥ / $	6.8755	6.5063
Dilutive potential common shares | shares	0	0	0
Accumulated deficit [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reclassification from adoption of ASU 2016-01	¥ 1,951,000
Accumulated other comprehensive income / (losses) [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reclassification from adoption of ASU 2016-01	(1,951,000)
Accounting Standards Update 2016-01 [Member] | Accumulated deficit [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reclassification from adoption of ASU 2016-01	1,951,000
Accounting Standards Update 2016-01 [Member] | Accumulated other comprehensive income / (losses) [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reclassification from adoption of ASU 2016-01	¥ (1,951,000)